Related Party Transactions and Balances	6 Months Ended
Mar. 31, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

11. RELATED PARTY TRANSACTIONS AND BALANCES

The following is a list of related parties which the Company has transactions with during the six months ended March 31, 2024 and 2025:

Name	Relationship
(a) Shuang Wu	The Legal Representative of Jiangsu New Energy
(b) Yan Fang	Non-controlling shareholder of Cenbird E-Motorcycle
(c) Jianhui Ye	Chief Executive Officer and a significant shareholder of the Company
(d) Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.	Yan Fang, a non-controlling shareholder of Cenbird E-motorcycle, whose family member serves as director of Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.
(e) Jiangsu Xinzhongtian Suye Co., Ltd.	Yuxing Liu, the spouse of Yan Fang, serves as the executive of Jiangsu Xinzhongtian Suye Co., Ltd.
(f) Shenzhen Star Asset Management Co., Ltd.	General Partner of Xinyu Star Assets Management No.1 Investing Partnership and Xinyu Star Assets Management No.2 Investing Partnership, which are two significant shareholders of the Company
(g) Shenzhen Star Cycling Network Technology Co., Ltd.	Equity investments with 42% shareholding
(h) Nanjing Mingfeng Technology Co., Ltd.	Equity investments with 30% shareholding
(i) Shandong Xingneng’an New Energy Technology Co., Ltd.	Equity investments with 25% shareholding
(j) Jiangsu Youdi Technology Co., Ltd.	Equity investments with 29% shareholding
(k) Shanghai Mingli New Energy Technology Co., Ltd.	Equity investments with 40% shareholding

Amounts due from related parties

As of September 30, 2024 and March 31, 2025, amounts due from related parties consisted of the following:

	As of September 30, 2024	As of March 31, 2025
		(Unaudited)
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (d) (1)	$3,726,245	$2,505,112
Shandong Xingneng’an New Energy Technology Co., Ltd. (i) (1)&(2)	2,738,913	2,119,433
Shenzhen Star Cycling Network Technology Co., Ltd. (g) (2)	767,625	754,527
Jiangsu Youdi Technology Co., Ltd. (j)(2)	316,832	318,160
Jianhui Ye (c)(3)	679	389
Total amount due from related parties, current	7,550,294	5,697,621
Less: amount due from related parties, current, of discontinued operations	(4,578,844)	(3,328,447)
Amount due from related parties, current, of continuing operations	2,971,450	2,369,174
Shanghai Mingli New Energy Technology Co., Ltd. (k) (4)	4,132,467	6,565,231
Amounts due from a related party, non-current	$4,132,467	$6,565,231

(1)	The balance mainly is prepayments for purchasing battery cells and e-bicycles.

(2)	The balance mainly is loans with annual interest as stated in contracts to associates. The annual interest rates of the loans to Shandong Xingneng’an New Energy Technology Co., Ltd., Shenzhen Star Cycling Network Technology Co., Ltd., and Jiangsu Youdi Technology Co., Ltd. are 4% 5% and 5%, respectively.

(3)	The balance mainly is advances made to the management for the Company’s daily operational purposes. As of September 30, 2024, Changzhou Hengmao, a subsidiary of VIE, had an outstanding balance of $13,820 payable to Jianhui Ye for the Company’s daily operational purposes.

(4)	The balance is an interest-free loan with a maturity date of September 29, 2026.

Amounts due to related parties

As of September 30, 2024 and March 31, 2025, amounts due to related parties consisted of the following:

	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Jiangsu Xinzhongtian Suye Co., Ltd. (e) (1)&(2)	$418,201	$1,170,455
Shuang Wu (a) (2)&(3)	1,127,877	886,638
Yan Fang (b) (2)	19,183	24,063
Shenzhen Star Asset Management Co., Ltd. (f) (2)	19,926	19,896
Nanjing Mingfeng Technology Co., Ltd. (h) (4)	494	478
Total amount due to related parties	1,585,681	2,101,530
Less: amount due to related parties, of discontinued operations	(279,175)	(1,195,892)
Amount due to related parties, of continuing operations	$1,306,506	$905,638

(1)	The balance mainly was the payable for purchasing e-bicycles.

(2)	The balance mainly was interest-free loans from related parties.

(3)	The balance mainly was the expenses paid by related parties on behalf of the Company for daily operation.

(4)	The balance mainly was payable for payment received on behalf of a related party.

Related party transactions

For the six months ended March 31, 2024 and 2025, the Company had the following material related party transactions:

Related Parties	Nature	Six months ended March 31,
		2024	2025
		(Unaudited)	(Unaudited)
Inventory purchased from related parties
Jiangsu Xinzhongtian Suye Co., Ltd. (e)	Purchase of e-bicycles	$267,919	$1,323,097
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (d)	Purchase of e-bicycles	639,086	966,506
Total inventory purchased from related parties		907,005	2,289,603
Less: inventory purchased from related parties from discontinued operation		(907,005)	(2,289,603)
Inventory purchased from continuing operations		$-	$-

Loans to related parties
Shanghai Mingli New Energy Technology Co., Ltd. (k)	Loan to a related party	$-	$2,904,243
Shanghai Mingli New Energy Technology Co., Ltd.	Imputed interest on related party loan	-	84,342
Shandong Xingneng’an New Energy Technology Co., Ltd. (i)	Loan to a related party	2,775,311	138,297
Shandong Xingneng’an New Energy Technology Co., Ltd. (i)	Interest receivable from a related party	116,457	35,811
Shenzhen Star Cycling Network Technology Co., Ltd. (g)	Interest receivable from a related party	12,280	12,238
Jiangsu Youdi Technology Co., Ltd. (j)	Interest receivable from a related party	10,612	10,607
Jiangsu Youdi Technology Co., Ltd. (j)	Loan to a related party	3,654	1,203
Total loans to related parties		2,918,314	3,186,741
Less: loans to related parties from discontinued operation		(12,280)	(12,238)
Loans to related parties from continuing operations		$2,906,034	$3,174,503

Collection of loan to a related party
Shandong Xingneng’an New Energy Technology Co., Ltd. (i)	Collection of loan to a related party	$-	$691,486
Total collection of loan to a related party		$-	$691,486

Loans from related parties
Jiangsu Xinzhongtian Suye Co., Ltd. (e)	Interest-free loan from a related party	$538,410	$584,085
Shuang Wu (a)	Interest-free loan from a related party	80,000	389,893
Yan Fang (b)	Interest-free loan from a related party	35,552	5,532
Total loans from related parties		653,962	979,510
Less: loans from related parties from discontinued operation		(573,962)	(589,617)
Loans from related parties from continuing operations		$80,000	$389,893

Repayment of loans from related parties
Shuang Wu (a)	Repayment of interest-free loans from a related party	$-	$622,338
Jiangsu Xinzhongtian Suye Co., Ltd. (e)	Repayment of interest-free loans from a related party	378,830	553,189
Yan Fang (b	Repayment of interest-free loans from a related party	81,872	-
Total repayment of loans from related parties		460,702	1,175,527
Less: repayment of loans from related parties from discontinued operation		(460,702)	(553,189)
Repayment of loans from related parties from continuing operations		$-	$622,338

Others
Shuang Wu (a)	Reimbursement for expenses paid for daily operation on behalf of the Company	$69	$-
		$69	$-